INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES

	Three Months Ended		Six Months Ended
	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)
Expected tax at 21%	$(141,452)	$(141,822)	$(245,907)	$(210,731)
Non-deductible stock-based compensation	6,179	4,645	36,683	16,120
Non-deductible (non-taxable) derivative liability expense (income)	17,454	(53,638)	(129,079)	(20,471)
Non-deductible amortization of debt discounts	56,592	61,894	178,972	66,162
Non-deductible loss on conversions of notes payable and accrued interest	17,869	92,994	48,523	92,994
Increase (decrease) in Valuation allowance	43,358	35,927	110,808	55,926
Provision for (benefit from) income taxes	$-	$-	$-	$-

	Year Ended
	December 31, 2021	December 31, 2020
Expected tax at 21%	$(714,181)	$(153,840)
Non-deductible stock-based compensation	83,391	57,151
Non-deductible (non-taxable) derivative liability expense (income)	190,957	(16,077)
Non-deductible loss on conversions of convertible notes payable	193,994	28,982
Non-deductible amortization of debt discounts	177,882	24,495
Increase (decrease) in Valuation allowance	67,957	59,289
Provision for (benefit from) income taxes	$-	$-